INVESTMENTS - Impairments - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairments
Carrying value, cost method impairments apply non-recurring fair value measures	¥ 0	¥ 0	¥ 0
Carrying value, equity method impairments apply non-recurring fair value measures	0	0	0
Other income/ (expense)
Impairments
Impairment charges under available-for-sale investments	272	36	0
Impairment charges under equity method investments	64	0	0
Impairment charges under cost method investments	¥ 139	¥ 12	¥ 0